Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies X Through XIV) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company X, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			11,407,905	[2]
Investment Owned, Percent of Net Assets	0.00%	[3]	100.00%	[2]
Frontier Trading Company XI, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			26,242,246	[2]
Investment Owned, Percent of Net Assets	0.00%	[3]	100.00%	[2]
Frontier Trading Company XII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			10,956,756	[2]
Investment Owned, Percent of Net Assets	0.00%	[3]	100.00%	[2]
Frontier Trading Company XIV, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	(238,949)	[1]	323,845	[1]
Investment Owned, Percent of Net Assets	(2.00%)	[1]	1.35%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(146,081)	[1]	200,702	[1]
Investment Owned, Percent of Net Assets	(1.23%)	[1]	0.83%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(186,593)	[1]	1,527,816	[1]
Investment Owned, Percent of Net Assets	(1.57%)	[1]	6.35%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(46,338)	[1]	66,750	[1]
Investment Owned, Percent of Net Assets	(0.39%)	[1]	0.28%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,023)	[1]	38,587	[1]
Investment Owned, Percent of Net Assets	(0.01%)	[1]	0.16%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(159,720)	[1]	14,395	[1]
Investment Owned, Percent of Net Assets	(1.34%)	[1]	0.06%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	139,346	[1]	(3,703)	[1]
Investment Owned, Percent of Net Assets	1.17%	[1]	(0.02%)	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	43,082	[1]
Investment Owned, Percent of Net Assets	0.36%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	397,412	[1]	68,813	[1]
Investment Owned, Percent of Net Assets	3.33%	[1]	0.29%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	26,504	[1]
Investment Owned, Percent of Net Assets	0.22%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			7,240	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.03%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	218,499	[1]	44,753	[1]
Investment Owned, Percent of Net Assets	1.83%	[1]	0.19%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	1,440	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(8,787)	[1]	20,539	[1]
Investment Owned, Percent of Net Assets	(0.07%)	[1]	0.09%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	5,579	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	24,453	[1]	(61,968)	[1]
Investment Owned, Percent of Net Assets	0.21%	[1]	(0.27%)	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(22,009)	[1]	(3,701)	[1]
Investment Owned, Percent of Net Assets	(0.18%)	[1]	(0.02%)	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	285,764	[1]	1,920,223	[1]
Investment Owned, Percent of Net Assets	2.40%	[1]	7.97%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	164,351	[1]	(203,148)	[1]
Investment Owned, Percent of Net Assets	1.38%	[1]	(0.84%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	18,542	[1]	(1,286,708)	[1]
Investment Owned, Percent of Net Assets	0.16%	[1]	(5.35%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(19,013)	[1]	(1,763)	[1]
Investment Owned, Percent of Net Assets	(0.16%)	[1]	(0.01%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(21,112)	[1]	(20,360)	[1]
Investment Owned, Percent of Net Assets	(0.18%)	[1]	(0.08%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	26,280	[1]
Investment Owned, Percent of Net Assets	0.22%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	896	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(34,143)	[1]	11,222	[1]
Investment Owned, Percent of Net Assets	(0.29%)	[1]	0.05%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(5,295)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	17,435	[1]
Investment Owned, Percent of Net Assets	0.15%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(253,018)	[1]	(20,045)	[1]
Investment Owned, Percent of Net Assets	(2.12%)	[1]	(0.08%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	17,898	[1]
Investment Owned, Percent of Net Assets	0.15%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	688	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	(81,194)	[1]	(1,526,097)	[1]
Investment Owned, Percent of Net Assets	(0.68%)	[1]	(6.33%)	[1]
Frontier Trading Company XIV, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	(443,519)	[1]	(70,281)	[1]
Investment Owned, Percent of Net Assets	(3.72%)	[1]	(0.29%)	[1]
Frontier Trading Company XIV, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	100.00%	[3]	0.00%	[2]

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[2]	See Notes to Financial Statements, Note 4.
[3]	See Notes to Financial Statements, Note 4.